OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [text block] [Abstract]
Schedule of Assumptions for Other Provisions

	The Group				The Bank
	Provisions for financial commitments and guarantees	Regulatory and legal provisions	Other	Total	Provisions for financial commitments and guarantees	Regulatory and legal provisions	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	426	520	776	1,722	245	140	583	968
Exchange and other adjustments	(1)	37	(9)	27	3	—	(1)	2
Provisions applied	—	(680)	(260)	(940)	—	(190)	(213)	(403)
(Release) charge for the year	(231)	1,177	178	1,124	(134)	196	142	204
At 31 December 2021	194	1,054	685	1,933	114	146	511	771